Warrants - Additional details (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2023 $ / shares shares	Dec. 31, 2023 Lender shares
Warrants
Threshold percentage of price in the IPO for adjustment in exercise price		50.00%
De-SPAC IPO shares issued		685,713
Number of term loan lenders to whom warrants are issued | Lender		5
Number of warrants exercised		428,572
Number of warrants outstanding		9,200,000
Mujin Electronics Co., Ltd.
Warrants
Number of warrants exercised	428,572
Exercise price of warrants | $ / shares	$ 3.50